UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22710

                      Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices)(Zip code)

James Ash

 Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  12/31/13

Item 1.  Schedule of Investments.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS
December 31, 2013 (Unaudited)
Shares			Value

	MUTUAL FUND - 14.05%
	DEBT FUND - 6.52%
144,232	Forward Select Income Fund		$ 3,393,785

	EQUITY FUND - 7.53%
462,235	Invesco Global Real Estate Income Fund Class Y		3,915,130

	TOTAL MUTUAL FUND		7,308,915
	(Cost - $7,556,350)

	REAL ESTATE INVESTMENT TRUSTS - 61.09% ^
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 56.45%
16	Blackrock Granite Property Fund		1,202,260
5,055	Clarion Lion Properties Fund		5,414,162
1,320	Clarion Lion Industrial Trust		1,458,235
4,068	Cornerstone Patriot Fund LP		416,938
238,469	Principal Enhanced Property		2,286,918
92,179	RREEF America REIT II, Inc.		8,485,115
119	Sentinel Real Estate Fund #		8,417,182
1,400	Stockbridge Smart Markets Fund		1,677,132
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS		29,357,942

	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 4.64%
13,206	BehringerHarvard Multifamily REIT I, Inc. #		125,326
68,376	CNL Lifestyle Properties #		507,351
2,650	Columbia Property Trust, Inc.		66,250
61,761	Dividend Capital Diversified Property Fund Class E		428,006
27,152	Hines Real Estate Investment Trust #		159,383
139,980	Inland America Real Estate Trust #		974,259
13,546	Landmark Apartment Trust of America #		102,135
551	Resource Real Estate Opportunity REIT #		5,192
15,000	TIER REIT, Inc. #		44,550
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS		2,412,452

	TOTAL REAL ESTATE INVESTMENT TRUSTS		31,770,394
	(Cost - $29,818,582)

	SHORT-TERM INVESTMENT - 24.24%
	MONEY MARKET FUND - 24.24%
12,605,793	Dreyfus Cash Management - Institutional Class, 0.05% +		12,605,793
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $12,605,793)

	TOTAL INVESTMENTS - 99.38%
	(Cost - $49,980,725) (a)		$ 51,685,102
	OTHER ASSETS LESS LIABILITIES - 0.62%		319,405
	TOTAL NET ASSETS - 100.00%		$ 52,004,507

	# Market Value estimated using Fair Valuation Procedures as adopted by the Board of Trustees.
	+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2013.
	^ Illiquid Security. Total illiquid securities represent 60.14% of net assets as of December 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $49,837,962, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,748,873
		Unrealized depreciation:	(248,976)
		Net unrealized appreciation:	$ 1,499,897
Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS
December 31, 2013 (Unaudited) (Continued)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund invests a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market. As of December 31, 2013, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Valuation of Public Non-Traded REITs – The Fund may invest a portion of its assets in Public Non-Traded Real Estate Investment Trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potentially illiquidity discounts.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS
December 31, 2013 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 7,308,915	$ -	$ -	$ 7,308,915
Private Real Estate Investment Trusts	-	20,940,760	8,417,182	29,357,942
Public Non-Traded Real Estate Investment Trusts	66,250	428,006	1,918,196	2,412,452
Money Market Fund	12,605,793	-	-	12,605,793
Total	$ 19,980,958	$ 21,368,766	$ 10,335,378	$ 51,685,102
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

		Real Estate Investment Trusts	Total
Beginning Balance		$ 9,201,673	$ -
Total realized gain (loss)		-	-
Appreciation (Depreciation)		201,496	201,496
Cost of Purchases		1,000,000	1,000,000
Proceeds from Sales		-	-
Return of Capital		-
Accrued Interest		-	-
Net transfers in/out of level 3		(67,791)	-
Ending Balance		$ 10,335,378	$ 10,335,378

Underlying Investments in Other Investment Companies - The Fund currently invests a portion of its assets in Dreyfus Cash Management - Institutional Class ("Dreyfus").  The Fund may redeem its investment from Dreyfus at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Dreyfus.  The financial statements of Dreyfus, including the portfolio of investments, can be found at www.dreyfus.com or the Security and Exchange Commissions website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of December 31, 2013, the percentage of the Fund's net assets invested in Dreyfus was 24.24%.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, President

Date

2/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, President

Date

2/26/14

By (Signature and Title)

*/s/ Jerry Novack

 Jerry Novack, Treasurer

Date

2/26/14